UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III               Holland, MI                 02/02/05
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:  $148,072
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                December 31, 2004

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----


AFFILIATED COMPUTER CL A         COM      008190100       3470        57655   SH         Sole             12500                45155
AMBAC FINL GROUP INC COM         COM      023139108        429         5225   SH         Sole              1100                 4125
AMERICAN INTL GROUP COM          COM      026874107       3580        54510   SH         Sole             21271                33239
AMGEN INC COM                    COM      031162100       3573        55690   SH         Sole             13170                42520
APPLEBEES INTL INC COM           COM      037899101       4374       165373   SH         Sole           32949.5             132423.5
BERKSHIRE HATHAWAY INC CL B      COM      084670207        241           82   SH         Sole                                     82
BEST BUY INC COM                 COM      086516101       2481        41760   SH         Sole              7900                33860
CAPITAL ONE FINL CORP COM        COM      14040H105        335         3975   SH         Sole              1400                 2575
CAPITOL BANCORP LTD              COM      14056D105        528        15000   SH         Sole             15000
CHEESECAKE FACTORY INC COM       COM      163072101        621        19125   SH         Sole              3750                15375
CISCO SYSTEMS INC.               COM      17275R102       5107       264331   SH         Sole             49898               214433
CITIGROUP                        COM      172967101       3574        74181   SH         Sole             17900                56281
COBIZ INC COM                    COM      190897108        358        17650   SH         Sole             16750                  900
DEARBORN BANCORP INC COM         COM      24242R108        623        21351   SH         Sole             21351
DELL COMPUTER CORP COM           COM      24702R101       3537        83930   SH         Sole             19150                64780
E M C CORP MASS COM              COM      268648102       3270       219912   SH         Sole             49800               170112
FIFTH THIRD BANCORP COM          COM      316773100        253         5355   SH         Sole               440                 4915
FIRST HORIZON NATIONAL CORP      COM      320517105       2855        66225   SH         Sole             15025                51200
FIRST IND CORP COM               COM      32054R108        329        14600   SH         Sole             13600                 1000
FIRST MERCHANTS CORP COM         COM      320817109        426        15069   SH         Sole             13839                 1230
FIRST MIDWEST BANCORP            COM      320867104        792        21811   SH         Sole             17781                 4030
FIRST OAK BROOK BANCSH COM       COM      335847208       1269        39152   SH         Sole             26400                12752
FIRST SOURCE CORPORATION         COM      336901103        234         9189   SH         Sole              9189
FIRSTBANK CORP MICH COM          COM      33761G104        715    24623.243   SH         Sole          13264.65            11358.593
FISERV INC.                      COM      337738108       6067       150954   SH         Sole             37531               113423
FLAGSTAR BANCORP INC COM         COM      337930101        237        10500   SH         Sole             10000                  500
FOREST LABS INC COM              COM      345838106       3563        79430   SH         Sole             15850                63580
GENERAL ELECTRIC                 COM      369604103       3986       109209   SH         Sole             26300                82909
GENTEX CORP COM                  COM      371901109       1564    42239.646   SH         Sole             14760            27479.646
HESKA CORP COM                   COM      42805E108         24        20500   SH         Sole                                  20500
HOME DEPOT INC COM               COM      437076102       3446    80632.045   SH         Sole             12775            67857.045
HOME FED BANCORP COM             COM      436926109        303        12000   SH         Sole             12000
HUNTINGTON BANCSHARES COM        COM      446150104       3641       147172   SH         Sole                                 147172
INDEPENDENT BANK CORPORATION     COM      453838104       1441        48310   SH         Sole             25782                22528
INTEL CORPORATION                COM      458140100       3666   156722.161   SH         Sole             28250           128472.161
IRWIN FINL CORP COM              COM      464119106        414        14600   SH         Sole             14600
JOHNSON & JOHNSON COM            COM      478160104       5175    81600.747   SH         Sole             13200            68400.747
LAKELAND FINL CORP COM           COM      511656100       1078        27150   SH         Sole             19550                 7600
LOWES COS INC COM                COM      548661107       3844        66747   SH         Sole             14570                52177
MACATAWA BANK CORPORATION        COM      554225102       7190       222660   SH         Sole            222660
MAF BANCORP INC.                 COM      55261R108        957        21353   SH         Sole             15503                 5850
MB FINANCIAL INC NEW COM         COM      55264U108       1006        23869   SH         Sole             23869
MBNA CORP COM                    COM      55262L100       7901   280269.099   SH         Sole             68029           212240.099
MERCANTILE BANK CORP COM         COM      587376104        744        18831   SH         Sole              4836                13995
MICROSOFT CORP COM               COM      594918104       4522       169236   SH         Sole             35050               134186
MIDWEST BANK HOLDINGS            COM      598251106        604        27600   SH         Sole             25500                 2100
NATIONAL CITY CORP COM           COM      635405103        585        15566   SH         Sole                                  15566
OAK HILL FINL INC COM            COM      671337103       1005        25900   SH         Sole             21200                 4700
OXFORD BK CORP COM               COM      69140P100        351         5740   SH         Sole              5740
PARK BANCORP INC COM             COM      700164106        215         7000   SH         Sole              7000
PATTERSON COS INC                COM      703395103       4737       109180   SH         Sole             25600                83580
PF CHANGS CHINA BISTRO COM       COM      69333Y108        228         4050   SH         Sole                                   4050
PINNACLE FINL PARTNERS COM       COM      72346Q104        484        21400   SH         Sole             21200                  200
POLARIS INDUSTRIES COM           COM      731068102        218         3200   SH         Sole                                   3200
REPUBLIC BANCORP INC COM         COM      760282103        758        49584   SH         Sole           41892.3               7691.7
STATE FINANCIAL SERVICES         COM      856855101        371        12312   SH         Sole             12312
STERICYCLE INC COM               COM      858912108       3019        65700   SH         Sole             16020                49680
STRYKER CORP COM                 COM      863667101       3488        72280   SH         Sole             16550                55730
SYSCO CORP COM                   COM      871829107       3536        92645   SH         Sole             21125                71520
TCF FINL CORP COM                COM      872275102        643        20000   SH         Sole             20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       2043        68410   SH         Sole             16400                52010
TOWER FINANCIAL                  COM      891769101        937        62925   SH         Sole             35000                27925
TRIBUNE CO NEW COM               COM      896047107       2494        59175   SH         Sole              9900                49275
WAL MART STORES INC COM          COM      931142103       3635        68810   SH         Sole             14000                54810
WALGREEN COMPANY                 COM      931422109       3813        99372   SH         Sole             20050                79322
WELLS FARGO & CO NEW COM         COM      949746101       6519   104883.792   SH         Sole             19744            85139.792
WINTRUST FINL CORP COM           COM      97650W108        228         4000   SH         Sole              4000
ZIONS BANCORPORATION COM         COM      989701107       4421        64990   SH         Sole             22400                42590



REPORT SUMMARY                     68 DATA RECORDS     148072           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED